INVESTMENTS - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2020	May 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020	Mar. 31, 2018
Schedule of Held-to-maturity Securities [Line Items]
Company's ownership of its equity method investments								50.00%	90.00%
Equity method investments, Other-than-temporary impairment charges recorded			$ 5.9		$ 15.3	$ 142.2
New investments in investments without readily determinable fair value					13.4	10.7	$ 43.3
Equity method investment without Readily Determinable Fair Values, gain from sale recorded	$ 15.3	$ (3.0)	2.6		(2.5)	(10.3)	$ 71.0
Impairments of notes receivable						17.1
Percentage of ownership sold		90.00%
Equity method investments, Net proceeds from sale	$ 20.2	$ 83.0
Equity investments with readily determinable fair values, Amount			0.9		7.0	1.8
Gains (losses) recorded, Due to the change in fair value in other (expense) income			$ 5.2	$ (0.5)	$ 5.0	$ (2.1)
Equity investments without readily determinable fair values, Impairment Loss recorded				$ 2.3
Minimum [Member]
Schedule of Held-to-maturity Securities [Line Items]
Company's ownership of its equity method investments			5.00%		5.00%
Equity method investments, Net proceeds from sale			$ 4.8
Maximum [Member]
Schedule of Held-to-maturity Securities [Line Items]
Company's ownership of its equity method investments			50.00%		50.00%
Equity method investments, Net proceeds from sale			$ 11.5